Capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of notes and other explanatory information [Abstract]
Disclosure of share capital, reserves and other equity interest	Common Shares
A. Issued and Outstanding
 TransAlta is authorized to issue an unlimited number of voting common shares without nominal or par value.

As at Dec. 31	2021		2020
	Common shares (millions)	Amount	Common shares (millions)	Amount
Issued and outstanding, beginning of year	269.8	2,896	277.0	2,978
Purchased and cancelled under the NCIB	—	—	(7.3)	(79)
Effects of share-based payment plans	—	(3)	—	(3)
Stock options exercised	1.2	8	0.1	—
Issued and outstanding, end of year	271.0	2,901	269.8	2,896

B. Normal course issuer bid ("NCIB") Program
Shares purchased by the Company under the NCIB are recognized as a reduction to share capital equal to the average carrying value of the common shares. Any difference between the aggregate purchase price and the average carrying value of the common shares is recorded in deficit.

The following are the effects of the Company's purchase and cancellation of the common shares during the year:

For the year ended Dec. 31	2021	2020
Total shares purchased(1)	—	7,352,600
Average purchase price per share	—	$8.33
Total cost	—	61
Weighted average book value of shares cancelled	—	79
Amount recorded in deficit	—	18
(1) As at Dec. 31, 2021, includes nil (2020 — 456,200) shares that were repurchased but were not cancelled due to timing differences between the transaction date and settlement date.
2021
On May 25, 2021, the Toronto Stock Exchange ("TSX") accepted the notice filed by the Company to implement an NCIB for a portion of our common shares. Pursuant to the NCIB, TransAlta may repurchase up to a maximum of 14,000,000 common shares, representing approximately 7.16 per cent of its public float of common shares as at May 18, 2021. Purchases under the NCIB may be made through open market transactions on the TSX and any alternative Canadian trading platforms on which the common shares are traded, based on the prevailing market price. Any common shares purchased under the NCIB will be cancelled. The period during which TransAlta is authorized to make purchases under the NCIB commenced on May 31, 2021 and ends on May 30, 2022, or such earlier date on which the maximum number of common shares are purchased under the NCIB or the NCIB is terminated at the Company’s election. No common shares have been repurchased under the current and previous NCIB in 2021.

2020
On May 26, 2020, the Company announced that the TSX accepted the notice filed by the Company to implement an NCIB for a portion of its common shares. Pursuant to the NCIB, the Company was permitted to purchase up to a maximum of 14,000,000 common shares, representing approximately 7.02 per cent of its issued and common shares as at May 25, 2020.

C. Shareholder Rights Plan
The Company initially adopted the Shareholder Rights Plan in 1992, which was amended and restated on April 26, 2019, to reflect current market practice and to reflect changes to the take-over bid regime. As required, the Shareholder Rights Plan must be put before the Company’s shareholders every three years for approval. It was last approved on April 26, 2019, and will need to be approved at the annual meeting of shareholders in 2022. The primary objective of the Shareholder Rights Plan is to encourage a potential acquirer to meet certain minimum standards designed to promote the fair and equal treatment of all common shareholders. When an acquiring shareholder acquires 20 per cent or more of the Company’s common shares, except in limited circumstances including by way of a “permitted bid” or a "competing permitted bid" (as defined in the Shareholder Rights Plan), the rights granted under the Shareholder Rights Plan become exercisable by all shareholders except those held by the acquiring shareholder. Each right will entitle a shareholder, other than the acquiring shareholder, to purchase additional common shares at a significant discount to market, thus exposing the person acquiring 20 per cent or more of the shares to substantial dilution of their holdings.
D. Earnings per Share

Year ended Dec. 31	2021	2020	2019
Net earnings (loss) attributable to common shareholders	(576)	(336)	52
Basic and diluted weighted average number of common shares outstanding (millions)	271	275	283
Net earnings (loss) per share attributable to common shareholders, basic and diluted	(2.13)	(1.22)	0.18

E. Dividends
On Dec. 13, 2021, the Company declared a quarterly dividend of $0.05 per common share, payable on April 1, 2022.
There have been no other transactions involving common shares between the reporting date and the date of completion of these consolidated financial statements.
Preferred Shares
A. Issued and Outstanding
All preferred shares issued and outstanding are non-voting cumulative redeemable fixed or floating rate first preferred shares.

As at Dec. 31	2021		2020
Series	Number of shares (millions)	Amount	Number of shares (millions)	Amount
Series A	9.6	235	10.2	248
Series B	2.4	58	1.8	45
Series C	11.0	269	11.0	269
Series E	9.0	219	9.0	219
Series G	6.6	161	6.6	161
Issued and outstanding, end of year	38.6	942	38.6	942

I. Series A Cumulative Fixed Redeemable Rate Reset Preferred Shares Conversion
On March 18, 2021, the Company announced that 1,417,338 of its 10.2 million Series A Cumulative Fixed Redeemable Rate Reset Preferred Shares ("Series A Shares") and 871,871 of its 1.8 million Series B Cumulative Redeemable Floating Rate Preferred Shares ("Series B Shares") were tendered for conversion, on a one-for-one basis, into Series B Shares and Series A Shares, respectively after having taken into account all election notices. As a result of the conversion, the Company had 9.6 million Series A Shares and 2.4 million Series B Shares issued and outstanding at March 31, 2021.

II. Preferred Share Series Information
The holders are entitled to receive cumulative fixed quarterly cash dividends at a specified rate, as approved by the Board. After an initial period of approximately five years from issuance and every five years thereafter (“Rate Reset Date”), the fixed rate resets to the sum of the then five-year Government of Canada bond yield (the fixed rate “Benchmark”) plus a specified spread. Upon each Rate Reset Date, the shares are also:
▪Redeemable at the option of the Company, in whole or in part, for $25.00 per share, plus all declared and unpaid dividends at the time of redemption.
▪Convertible at the holder’s option into a specified series of non-voting cumulative redeemable floating rate first preferred shares that pay cumulative floating rate quarterly cash dividends, as approved by the Board, based on the sum of the then Government of Canada 90-day Treasury Bill rate (the floating rate “Benchmark”) plus a specified spread. The cumulative floating rate first preferred shares are also redeemable at the option of the Company and convertible back into each original cumulative fixed rate first preferred share series, at each subsequent Rate Reset Date, on the same terms as noted above.

Characteristics specific to each first preferred share series as at Dec. 31, 2021, are as follows:

Series	Rate during term	Annual dividend rate per share ($)	Next conversion date	Rate spread over benchmark (per cent)	Convertible to Series
A	Fixed	0.71924	March 31, 2026	2.03	B
B	Floating	0.53866	March 31, 2026	2.03	A
C	Fixed	1.00676	June 30, 2022	3.10	D
D	Floating	—	—	3.10	C
E	Fixed	1.29852	Sept. 30, 2022	3.65	F
F	Floating	—	—	3.65	E
G	Fixed	1.24700	Sept. 30, 2024	3.80	H
H	Floating	—	—	3.80	G
B. Dividends
The following table summarizes the value of the preferred share dividends declared in 2021 and 2020:

	Total dividends declared
Series	2021(1)	2020
A	7	9
B(2)	1	1
C	11	14
E	12	15
G	8	10
Total for the year	39	49
(1) No dividends were declared in the first quarter of 2021 as the quarterly dividend related to the period covering the first quarter of 2021 was declared in December 2020.
(2) Series B Preferred Shares pay quarterly dividends at a floating rate based on the 90-day Government of Canada Treasury Bill rate, plus 2.03 per cent.

On Dec. 13, 2021, the Company declared a quarterly dividend of $0.1798 per share on the Series A preferred shares, $0.1331 per share on the Series B preferred shares, $0.2517 per share on the Series C preferred shares, $0.3246 per share on the Series E preferred shares, and $0.3118 per share on the Series G preferred shares, all payable on March 31, 2022.
TransAlta’s capital is comprised of the following:

As at Dec. 31	2021	2020	Increase/ (decrease)
Long-term debt(1)	3,267	3,361	(94)
Exchangeable securities	735	730	5
Equity
Common shares	2,901	2,896	5
Preferred shares	942	942	—
Contributed surplus	46	38	8
Deficit	(2,453)	(1,826)	(627)
Accumulated other comprehensive earnings	146	302	(156)
Non-controlling interests	1,011	1,084	(73)
Less: available cash and cash equivalents(2)	(947)	(703)	(244)
Less: principal portion of restricted cash on TransAlta OCP bonds(3)	(17)	(11)	(6)
Less: fair value asset of hedging instruments on long-term debt(4)	(2)	(2)	—
Total capital	5,629	6,811	(1,182)
(1) Includes lease liabilities, amounts outstanding under credit facilities, tax equity liabilities and current portion of long-term debt.
(2) The Company includes available cash and cash equivalents as a reduction in the calculation of capital, as capital is managed internally and evaluated by management using a net debt position.  In this regard, these funds may be available and used to facilitate repayment of debt.
(3) The Company includes the principal portion of restricted cash on TransAlta OCP bonds because this cash is restricted specifically to repay outstanding debt.
(4) The Company includes the fair value of economic and designated hedging instruments on debt in an asset, or liability, position as a reduction, or increase, in the calculation of capital, as the carrying value of the related debt has either increased, or decreased, due to changes in foreign exchange rates.

Disclosure of cash flow statement	For the years ended Dec. 31, 2021 and 2020, cash inflows and outflows are summarized below. The Company manages variations in working capital using existing liquidity under credit facilities to ensure sufficient cash and credit is available to fund operations, pay dividends, distribute payments to subsidiaries' non-controlling interests and invest in PP&E.

Year ended Dec. 31	2021	2020	Increase (decrease)
Cash flow from operating activities	1,001	702	299
Change in non-cash working capital	(174)	(89)	(85)
Cash flow from operations before changes in working capital	827	613	214
Dividends paid on common shares	(48)	(47)	(1)
Dividends paid on preferred shares	(39)	(39)	—
Distributions paid to subsidiaries’ non-controlling interests	(156)	(97)	(59)
Property, plant and equipment expenditures	(480)	(486)	6
Inflow (outflow)	104	(56)	160